Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.51%
Communication services: 9.10%
Entertainment: 5.86%
Live Nation Entertainment, Inc.†	95,300	$8,933,422
Roblox Corp. Class A†	274,200	10,202,982
Spotify Technology SA†	18,933	5,940,986
TKO Group Holdings, Inc.	94,400	10,194,256
		35,271,646
Media: 3.24%
Trade Desk, Inc. Class A†	199,900	19,524,233
Consumer discretionary: 14.65%
Automobiles: 1.53%
Ferrari NV	22,616	9,235,696
Broadline retail: 3.23%
Global-E Online Ltd.†	212,380	7,703,022
MercadoLibre, Inc.†	7,142	11,737,163
		19,440,185
Hotels, restaurants & leisure: 5.86%
Chipotle Mexican Grill, Inc.†	130,750	8,191,487
DoorDash, Inc. Class A†	68,300	7,495,584
DraftKings, Inc. Class A†	275,600	10,519,652
Hyatt Hotels Corp. Class A	59,700	9,069,624
		35,276,347
Household durables: 1.29%
PulteGroup, Inc.	70,800	7,795,080
Specialty retail: 1.75%
Burlington Stores, Inc.†	43,800	10,512,000
Textiles, apparel & luxury goods: 0.99%
On Holding AG Class A†	154,400	5,990,720
Consumer staples: 1.16%
Beverages: 1.16%
Celsius Holdings, Inc.†	122,600	6,999,234
Financials: 7.14%
Capital markets: 4.27%
Blue Owl Capital, Inc.	361,600	6,418,400
Morningstar, Inc.	36,500	10,798,525
Tradeweb Markets, Inc. Class A	80,100	8,490,600
		25,707,525
Financial services: 1.36%
Adyen NV ADR†	692,800	8,223,536
See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund (formerly, Allspring Discovery Mid Cap Growth Fund) | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Insurance: 1.51%
Allstate Corp.	56,900	$9,084,654
Health care: 12.38%
Biotechnology: 2.79%
Natera, Inc.†	121,700	13,178,893
Neurocrine Biosciences, Inc.†	26,300	3,627,206
		16,806,099
Health care equipment & supplies: 6.05%
DexCom, Inc.†	156,568	17,751,680
IDEXX Laboratories, Inc.†	27,400	13,349,280
Penumbra, Inc.†	29,800	5,363,106
		36,464,066
Life sciences tools & services: 3.54%
Bio-Techne Corp.	126,984	9,098,404
Medpace Holdings, Inc.†	15,600	6,424,860
Repligen Corp.†	45,700	5,760,942
		21,284,206
Industrials: 21.87%
Aerospace & defense: 2.04%
Axon Enterprise, Inc.†	41,728	12,278,047
Commercial services & supplies: 8.19%
RB Global, Inc.	136,800	10,446,048
Rollins, Inc.	218,100	10,641,099
Tetra Tech, Inc.	76,100	15,560,928
Waste Connections, Inc.	72,206	12,662,044
		49,310,119
Construction & engineering: 0.96%
Sterling Infrastructure, Inc.†	48,800	5,774,992
Electrical equipment: 2.48%
Vertiv Holdings Co.	172,500	14,933,325
Ground transportation: 2.11%
Saia, Inc.†	26,867	12,742,750
Machinery: 1.32%
RBC Bearings, Inc.†	29,500	7,958,510
Trading companies & distributors: 4.77%
Applied Industrial Technologies, Inc.	60,400	11,717,600
SiteOne Landscape Supply, Inc.†	55,488	6,736,798
Watsco, Inc.	22,200	10,283,928
		28,738,326
See accompanying notes to portfolio of investments
2 | Allspring Mid Cap Growth Fund (formerly, Allspring Discovery Mid Cap Growth Fund)

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Information technology: 30.26%
Electronic equipment, instruments & components: 3.93%
Novanta, Inc.†	53,100	$8,661,141
Teledyne Technologies, Inc.†	14,538	5,640,453
Zebra Technologies Corp. Class A†	30,287	9,356,563
		23,658,157
IT services: 5.29%
Gartner, Inc.†	33,200	14,908,792
Globant SA†	51,218	9,130,121
MongoDB, Inc.†	31,400	7,848,744
		31,887,657
Semiconductors & semiconductor equipment: 7.46%
Advanced Micro Devices, Inc.†	39,628	6,428,058
Entegris, Inc.	69,700	9,437,380
Monolithic Power Systems, Inc.	20,800	17,090,944
Onto Innovation, Inc.†	54,500	11,966,020
		44,922,402
Software: 13.58%
Cadence Design Systems, Inc.†	24,965	7,682,979
CCC Intelligent Solutions Holdings, Inc.†	1,010,585	11,227,599
Crowdstrike Holdings, Inc. Class A†	19,363	7,419,708
Datadog, Inc. Class A†	117,254	15,206,671
Fair Isaac Corp.†	8,100	12,058,146
HubSpot, Inc.†	15,900	9,377,661
Samsara, Inc. Class A†	154,100	5,193,170
Tyler Technologies, Inc.†	27,200	13,675,616
		81,841,550
Materials: 2.95%
Construction materials: 1.61%
Vulcan Materials Co.	39,100	9,723,388
Metals & mining: 1.34%
ATI, Inc.†	145,600	8,073,520
Total common stocks (Cost $437,170,916)		599,457,970

		Yield
Short-term investments: 0.79%
Investment companies: 0.79%
Allspring Government Money Market Fund Select Class♠∞		5.25%	4,743,774	4,743,774
Total short-term investments (Cost $4,743,774)				4,743,774
Total investments in securities (Cost $441,914,690)	100.30%			604,201,744
Other assets and liabilities, net	(0.30)			(1,821,910)
Total net assets	100.00%			$602,379,834

See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund (formerly, Allspring Discovery Mid Cap Growth Fund) | 3

Portfolio of investments—June 30, 2024 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,226,757	$85,516,547	$(86,999,530)	$0	$0	$4,743,774	4,743,774	$137,472
See accompanying notes to portfolio of investments
4 | Allspring Mid Cap Growth Fund (formerly, Allspring Discovery Mid Cap Growth Fund)

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Mid Cap Growth Fund (formerly, Allspring Discovery Mid Cap Growth Fund) | 5

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$54,795,879	$0	$0	$54,795,879
Consumer discretionary	88,250,028	0	0	88,250,028
Consumer staples	6,999,234	0	0	6,999,234
Financials	43,015,715	0	0	43,015,715
Health care	74,554,371	0	0	74,554,371
Industrials	131,736,069	0	0	131,736,069
Information technology	182,309,766	0	0	182,309,766
Materials	17,796,908	0	0	17,796,908
Short-term investments
Investment companies	4,743,774	0	0	4,743,774
Total assets	$604,201,744	$0	$0	$604,201,744
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Mid Cap Growth Fund (formerly, Allspring Discovery Mid Cap Growth Fund)